Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000882443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 04, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 04, 2011
Managers Micro-Cap Fund (Prospectus Summary) | Managers Micro-Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCFX
Managers Micro-Cap Fund (Prospectus Summary) | Managers Micro-Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMFX